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[logo] The Company You Keep(R)           New York Life Insurance Company
                                         51 Madison Avenue, New York, NY 10010
                                         (212) 576-8190 Fax: (212) 447-4268
                                         E-mail: judy_r_bartlett@newyorklife.com

                                         Judy R. Bartlett
                                         Assistant General Counsel

VIA EDGAR

June 11, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account-IV
     File Nos. 333-106806 and 811-21397

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on May 25, 2004 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on May 25, 2004.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8190.

Very truly yours,

/s/ Judy R. Bartlett
---------------------
Judy R. Bartlett
Assistant General Counsel

                                        NYLIFE for Financial Products & Services